Commitments and Contigencies	6 Months Ended
Jun. 30, 2019
Commitment and Contigencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13: COMMITMENTS AND CONTINGENCIES

In September 2018, Navios Acquisition agreed to a 12-year bareboat charter-in agreement with de-escalating purchase options for two newbuild Japanese VLCCs delivering in the third and fourth quarter of 2020, respectively. In the first quarter of 2019, Navios Acquisition exercised its option for a third Japanese VLCC newbuilding under a 12 year bareboat chartered-in agreement with de-escalating purchase options. The vessel is expected to be delivered in the third quarter of 2021.

The future minimum commitments as of June 30, 2019 of Navios Acquisition under its charter-in agreement for vessels delivery are as follows:

Amount
Lease Obligations (Time Charters) for vessels to be delivered:
Year
June 30, 2020	$10,397
June 30, 2021	23,656
June 30, 2022	25,076
June 30, 2023	25,144
June 30, 2024	25,076
June 30, 2025 and thereafter	191,763
Total	$301,112

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date of the financial statements were prepared. In the opinion of the management, the ultimate disposition of these matters individually and in aggregate will not materially affect the Company’s financial position, results of operations or liquidity.